UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.82%

Lord Abbett Developing Growth Fund, Inc.-Class I*(b)	7,568,651	$219,037
Lord Abbett Securities Trust-International Opportunities Fund-Class I(c)	12,984,161	204,111
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	5,304,859	116,282
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I(c)	3,017,489	103,470
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	4,997,238	204,637
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(c)	9,883,828	205,682

Total Investments in Underlying Funds (cost $757,944,339)		1,053,219

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $735,000 of U.S. Treasury Note at 0.875% due 1/31/2018; value: $723,056; proceeds: $704,791 (cost $704,791)	$705	705

Total Investments in Securities 99.89% (cost $758,649,130)		1,053,924

Cash and Other Assets in Excess of Liabilities 0.11%		1,136

Net Assets 100.00%		$1,055,060

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,053,219	$—	$—	$1,053,219
Repurchase Agreement	—	705	—	705
Total	$1,053,219	$705	$—	$1,053,924

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended July 31, 2013.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.99%

Aerospace & Defense 1.33%

United Technologies Corp.	698,300	$73,720

Auto Components 2.47%

BorgWarner, Inc.	747,100	71,296
Delphi Automotive plc (United Kingdom)(a)	1,216,100	65,329
Total		136,625

Beverages 1.02%

Coca-Cola Co. (The)	1,411,700	56,581

Biotechnology 6.71%

Aegerion Pharmaceuticals, Inc.*	712,608	65,268
Celgene Corp.*	580,341	85,229
Incyte Corp.*	1,424,600	33,350
Onyx Pharmaceuticals, Inc.*	650,600	85,424
Puma Biotechnology, Inc.*	586,200	29,961
Quintiles Transnational Holdings, Inc.*	848,879	38,072
Sarepta Therapeutics, Inc.*	918,300	33,995
Total		371,299

Building Products 0.61%

USG Corp.*	1,343,700	33,767

Capital Markets 4.02%

Affiliated Managers Group, Inc.*	333,600	60,165
Artisan Partners Asset Management, Inc.	459,394	24,348
Invesco Ltd.	1,078,700	34,723
Raymond James Financial, Inc.	1,395,100	61,482
TD Ameritrade Holding Corp.	1,545,900	41,786
Total		222,504

Chemicals 1.27%

PPG Industries, Inc.	439,600	70,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2013

Investments	Shares	Fair Value (000)
Commercial Banks 5.08%

Fifth Third Bancorp	2,342,300	$45,043
First Republic Bank	1,278,100	55,201
Signature Bank*	315,000	28,838
SunTrust Banks, Inc.	2,156,551	75,026
Wells Fargo & Co.	1,777,100	77,304
Total		281,412

Computers & Peripherals 1.73%

NCR Corp.*	2,667,094	96,015

Construction & Engineering 1.95%

Jacobs Engineering Group, Inc.*	877,300	51,936
URS Corp.	1,210,000	56,265
Total		108,201

Consumer Finance 2.36%

Capital One Financial Corp.	1,895,100	130,800

Containers & Packaging 0.68%

Berry Plastics Group, Inc.*	1,625,600	37,486

Diversified Financial Services 7.00%

Citigroup, Inc.	3,240,300	168,950
IntercontinentalExchange, Inc.*	275,200	50,210
JPMorgan Chase & Co.	3,026,900	168,689
Total		387,849

Diversified Telecommunication Services 3.33%

AT&T, Inc.	1,707,508	60,224
Verizon Communications, Inc.	2,508,700	124,130
Total		184,354

Electric: Utilities 1.02%

NextEra Energy, Inc.	650,500	56,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2013

Investments	Shares	Fair Value (000)
Electrical Equipment 0.88%

Eaton Corp. plc (Ireland)(a)	709,000	$48,886

Electronic Equipment, Instruments & Components 0.92%

Anixter International, Inc.*	611,711	50,796

Food Products 2.96%

Kraft Foods Group, Inc.	1,239,900	70,153
Mondelez International, Inc. Class A	2,995,800	93,679
Total		163,832

Health Care Providers & Services 9.13%

CIGNA Corp.	1,014,600	78,966
Community Health Systems, Inc.	1,087,300	50,081
DaVita HealthCare Partners, Inc.*	499,200	58,112
Express Scripts Holding Co.*	1,957,300	128,301
Humana, Inc.	857,600	78,265
Laboratory Corp. of America Holdings*	707,300	68,424
Team Health Holdings, Inc.*	1,082,200	43,526
Total		505,675

Hotels, Restaurants & Leisure 0.69%

Darden Restaurants, Inc.	780,463	38,282

Household Products 1.30%

Kimberly-Clark Corp.	730,311	72,155

Information Technology Services 2.46%

Alliance Data Systems Corp.*	436,900	86,410
Vantiv, Inc. Class A*	1,910,700	49,850
Total		136,260

Insurance 5.67%

ACE Ltd. (Switzerland)(a)	754,172	68,916
Allstate Corp. (The)	1,213,800	61,880
Hartford Financial Services Group, Inc.	2,772,900	85,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2013

Investments	Shares	Fair Value (000)
Insurance (continued)

Lincoln National Corp.	1,105,400	$46,062
XL Group plc (Ireland)(a)	1,644,600	51,558
Total		313,988

Internet Software & Services 1.14%

eBay, Inc.*	1,217,600	62,938

Life Sciences Tools & Services 1.76%

Thermo Fisher Scientific, Inc.	1,068,800	97,378

Machinery 0.80%

Pentair Ltd. (Switzerland)(a)	720,400	44,002

Media 4.98%

Comcast Corp. Class A	1,638,000	73,841
Interpublic Group of Cos., Inc. (The)	3,025,877	49,776
Starz Class A*	2,387,400	53,883
Time Warner, Inc.	1,041,600	64,850
Walt Disney Co. (The)	513,670	33,209
Total		275,559

Metals & Mining 0.97%

Reliance Steel & Aluminum Co.	764,600	53,675

Multi-Line Retail 1.08%

Macy’s, Inc.	1,240,876	59,984

Multi-Utilities 1.68%

PG&E Corp.	860,100	39,470
Sempra Energy	609,000	53,367
Total		92,837

Oil, Gas & Consumable Fuels 8.69%

Anadarko Petroleum Corp.	494,570	43,779
EQT Corp.	760,900	65,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2013

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Exxon Mobil Corp.	898,783	$84,261
Occidental Petroleum Corp.	783,160	69,740
Range Resources Corp.	898,252	71,052
Southwestern Energy Co.*	1,821,200	70,644
Valero Energy Corp.	2,124,000	75,976
Total		481,270

Paper & Forest Products 0.30%

International Paper Co.	344,055	16,621

Pharmaceuticals 3.70%

Actavis, Inc.*	1,110,000	149,040
Eli Lilly & Co.	1,046,000	55,553
Total		204,593

Real Estate Investment Trusts 0.72%

Ventas, Inc.	608,900	40,029

Road & Rail 1.19%

Hertz Global Holdings, Inc.*	2,569,500	65,805

Semiconductors & Semiconductor Equipment 2.37%

Broadcom Corp. Class A	1,739,900	47,969
Xilinx, Inc.	1,777,100	82,973
Total		130,942

Software 0.52%

Electronic Arts, Inc.*	1,109,544	28,981

Specialty Retail 5.02%

Bed Bath & Beyond, Inc.*	796,626	60,918
CST Brands, Inc.*	1,542,188	50,291
Foot Locker, Inc.	1,822,000	65,829
GNC Holdings, Inc. Class A	1,388,000	73,258
PetSmart, Inc.	380,200	27,838
Total		278,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2013

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 0.48%

VF Corp.	135,300	$26,654

Total Common Stocks (cost $4,361,240,960)		5,536,758

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.54%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $29,885,000 of U.S. Treasury Note at 1.75% due 10/31/2018; value: $30,333,275; proceeds: $29,736,462 (cost $29,736,454)	$29,736	29,736

Total Investments in Securities 100.53% (cost $4,390,977,414)		5,566,494

Liabilities in Excess of Cash and Other Assets (0.53)%		(29,392)

Net Assets 100.00%		$5,537,102

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$5,536,758	$—	$—	$5,536,758
Repurchase Agreement	—	29,736	—	29,736
Total	$5,536,758	$29,736	$—	$5,566,494

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2013.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.57%

Aerospace & Defense 3.19%

B/E Aerospace, Inc.*	37,390	$2,606
Honeywell International, Inc.	46,418	3,852
Precision Castparts Corp.	4,881	1,082
Total		7,540

Airlines 1.64%

Delta Air Lines, Inc.*	116,174	2,467
United Continental Holdings, Inc.*	40,350	1,406
Total		3,873

Automobiles 0.61%

Tesla Motors, Inc.*	10,695	1,436

Beverages 1.36%

PepsiCo, Inc.	38,579	3,223

Biotechnology 10.40%

Aegerion Pharmaceuticals, Inc.*	14,130	1,294
Biogen Idec, Inc.*	13,698	2,988
BioMarin Pharmaceutical, Inc.*	17,652	1,141
Celgene Corp.*	28,292	4,155
Gilead Sciences, Inc.*	74,250	4,563
Isis Pharmaceuticals, Inc.*	36,051	1,040
Medivation, Inc.*	22,312	1,291
Pharmacyclics, Inc.*	18,276	1,985
Quintiles Transnational Holdings, Inc.*	49,946	2,240
Regeneron Pharmaceuticals, Inc.*	8,499	2,295
Vertex Pharmaceuticals, Inc.*	20,244	1,616
Total		24,608

Capital Markets 4.30%

Affiliated Managers Group, Inc.*	12,853	2,318
Charles Schwab Corp. (The)	185,348	4,094
Financial Engines, Inc.	37,247	1,778
TD Ameritrade Holding Corp.	73,428	1,985
Total		10,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2013

Investments	Shares	Fair Value (000)
Commercial Banks 0.96%

SVB Financial Group*	26,150	$2,281

Communications Equipment 0.96%

Cisco Systems, Inc.	88,888	2,271

Computers & Peripherals 1.52%

Apple, Inc.	7,939	3,592

Consumer Finance 0.73%

American Express Co.	23,546	1,737

Diversified Consumer Services 0.86%

LifeLock, Inc.*	178,579	2,030

Diversified Financial Services 2.02%

CME Group, Inc.	29,683	2,196
IntercontinentalExchange, Inc.*	14,213	2,593
Total		4,789

Diversified Telecommunication Services 1.49%

Verizon Communications, Inc.	71,369	3,531

Electrical Equipment 1.32%

Generac Holdings, Inc.	28,299	1,227
Rockwell Automation, Inc.	19,661	1,904
Total		3,131

Energy Equipment & Services 0.94%

Oceaneering International, Inc.	27,515	2,231

Food & Staples Retailing 4.06%

Costco Wholesale Corp.	30,289	3,552
CVS Caremark Corp.	41,062	2,525
Whole Foods Market, Inc.	63,595	3,535
Total		9,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2013

Investments	Shares	Fair Value (000)
Food Products 0.62%

Green Mountain Coffee Roasters, Inc.*	18,925	$1,461

Health Care Providers & Services 2.74%

Express Scripts Holding Co.*	46,662	3,059
UnitedHealth Group, Inc.	47,067	3,429
Total		6,488

Hotels, Restaurants & Leisure 2.46%

Chipotle Mexican Grill, Inc.*	5,728	2,361
Starbucks Corp.	48,576	3,461
Total		5,822

Information Technology Services 2.21%

EPAM Systems, Inc.*	40,754	1,180
Visa, Inc. Class A	22,849	4,044
Total		5,224

Internet & Catalog Retail 6.74%

Amazon.com, Inc.*	11,221	3,380
Ctrip.com International Ltd. ADR*	49,361	1,808
Groupon, Inc.*	260,462	2,308
Netflix, Inc.*	5,929	1,448
priceline.com, Inc.*	3,831	3,355
Shutterfly, Inc.*	21,838	1,170
TripAdvisor, Inc.*	33,075	2,481
Total		15,950

Internet Software & Services 17.03%

CoStar Group, Inc.*	13,930	2,181
Facebook, Inc. Class A*	265,498	9,778
Google, Inc. Class A*	8,773	7,787
LinkedIn Corp. Class A*	24,625	5,018
MercadoLibre, Inc. (Argentina)(a)	15,869	1,864
Pandora Media, Inc.*	144,482	2,650
Shutterstock, Inc.*	20,415	1,085
SINA Corp. (China)*(a)	26,550	1,831
Xoom Corp.*	39,317	1,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2013

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

Yandex NV Class A (Neatherland)*(a)	87,058	$2,829
Yelp, Inc.*	47,681	1,993
Zillow, Inc. Class A*	27,218	2,011
Total		40,317

Leisure Equipment & Products 0.84%

Polaris Industries, Inc.	17,678	1,982

Life Sciences Tools & Services 1.72%

Illumina, Inc.*	50,845	4,059

Machinery 0.97%

Chart Industries, Inc.*	20,275	2,305

Media 1.83%

Comcast Corp. Class A	96,298	4,341

Oil, Gas & Consumable Fuels 1.72%

Cobalt International Energy, Inc.*	42,823	1,236
Continental Resources, Inc.*	14,604	1,348
Range Resources Corp.	18,686	1,478
Total		4,062

Pharmaceuticals 1.94%

Jazz Pharmaceuticals plc (Ireland)*(a)	26,653	2,013
Johnson & Johnson	27,544	2,575
Total		4,588

Road & Rail 0.56%

Hertz Global Holdings, Inc.*	52,082	1,334

Semiconductors & Semiconductor Equipment 5.33%

Cree, Inc.*	19,334	1,352
First Solar, Inc.*	33,739	1,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2013

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)

KLA-Tencor Corp.	29,782	$1,746
SunEdison, Inc.*	205,745	2,074
SunPower Corp.*	112,564	3,112
Xilinx, Inc.	57,115	2,667
Total		12,612

Software 7.57%

Adobe Systems, Inc.*	46,467	2,197
Concur Technologies, Inc.*	26,068	2,317
Infoblox, Inc.*	62,406	2,041
NetSuite, Inc.*	12,186	1,144
Splunk, Inc.*	42,094	2,105
Ultimate Software Group, Inc. (The)*	22,476	3,041
VMware, Inc. Class A*	36,928	3,035
Workday, Inc. Class A*	29,955	2,046
Total		17,926

Specialty Retail 3.30%

Home Depot, Inc. (The)	36,462	2,881
Restoration Hardware Holdings, Inc.*	27,083	1,810
TJX Cos., Inc. (The)	60,046	3,125
Total		7,816

Textiles, Apparel & Luxury Goods 2.37%

Michael Kors Holdings Ltd. (Hong Kong)*(a)	40,897	2,754
NIKE, Inc. Class B	18,533	1,166
Under Armour, Inc. Class A*	25,077	1,684
Total		5,604

Trading Companies & Distributors 2.26%

Air Lease Corp.	40,713	1,135
HD Supply Holdings, Inc.*	111,370	2,381
United Rentals, Inc.*	31,955	1,832
Total		5,348

Total Common Stocks (cost $211,233,516)		233,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2013

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.37%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $915,000 of U.S. Treasury Note at 0.875% due 1/31/2018; value: $900,131; proceeds: $879,768 (cost $879,768)	$880	$880

Total Investments in Securities 98.94% (cost $212,113,284)		234,179

Cash and Other Assets in Excess of Liabilities(b) 1.06%		2,508

Net Assets 100.00%		$236,687

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at July 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2013	1	Long	$84,025	$2,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$233,299	$—	$—	$233,299
Repurchase Agreement	—	880	—	880
Total	$233,299	$880	$—	$234,179
Other Financial Instruments
Futures Contracts
Assets	$3	$—	$—	$3
Liabilities	—	—	—	—
Total	$3	$—	$—	$3

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2013.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.63%

Austria 0.74%

Machinery
Andritz AG	105,971	$5,717

Canada 0.66%

Metals & Mining
Teck Resources Ltd. Class B	217,100	5,086

Chile 0.59%

Electric: Utilities
Enersis SA ADR	302,318	4,595

China 0.53%

Real Estate Management & Development
China Overseas Land & Investment Ltd.	1,412,000	4,069

Denmark 0.71%

Pharmaceuticals
H Lundbeck A/S	272,623	5,497

France 9.42%

Aerospace & Defense 1.84%
Safran SA	243,091	14,275
Diversified Telecommunication Services 1.31%
Vivendi SA	474,196	10,131
Electrical Equipment 1.33%
Schneider Electric SA	129,882	10,335
Food Products 1.57%
Danone SA	153,643	12,141
Insurance 1.71%
AXA SA	601,265	13,258
Textiles, Apparel & Luxury Goods 1.66%
Kering	55,977	12,816
Total France		72,956

Germany 9.60%

Air Freight & Logistics 0.88%
Deutsche Post AG Registered Shares	243,554	6,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Automobiles 1.73%
Daimler AG Registered Shares	192,730	$13,389
Capital Markets 1.62%
Deutsche Bank AG Registered Shares	278,259	12,551
Diversified Financial Services 1.46%
Deutsche Boerse AG	160,113	11,328
Health Care Providers & Services 1.16%
Fresenius SE & Co. KGaA	71,140	8,979
Industrial Conglomerates 1.61%
Siemens AG Registered Shares	113,438	12,422
Life Sciences Tools & Services 1.14%
Morphosys AG *	128,250	8,785
Total Germany		74,281

Hong Kong 2.80%

Airlines 1.16%
Cathay Pacific Airways Ltd.	4,868,000	9,013
Hotels, Restaurants & Leisure 1.64%
SJM Holdings Ltd.	5,061,000	12,686
Total Hong Kong		21,699

India 0.96%

Information Technology Services
Infosys Ltd. ADR	150,400	7,472

Italy 1.70%

Oil, Gas & Consumable Fuels
Eni SpA ADR	297,700	13,143

Japan 22.27%

Airlines 0.73%
Japan Airlines Co., Ltd.	106,600	5,662
Automobiles 3.62%
Nissan Motor Co., Ltd.	721,600	7,569
Toyota Motor Corp.	334,900	20,420
		27,989
Chemicals 0.92%
Asahi Kasei Corp.	1,123,000	7,123
Commercial Banks 1.46%
Bank of Yokohama Ltd. (The)	2,058,000	11,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Diversified Financial Services 1.64%
ORIX Corp.	853,800	$12,688
Electronic Equipment, Instruments & Components 3.60%
Hitachi Ltd.	1,895,000	12,735
Murata Manufacturing Co., Ltd.	106,700	7,345
Omron Corp.	250,000	7,750
		27,830
Machinery 0.82%
NSK Ltd.	675,000	6,329
Oil, Gas & Consumable Fuels 0.75%
Inpex Corp.	1,324	5,801
Real Estate Management & Development 0.66%
Daiwa House Industry Co., Ltd.	278,000	5,119
Road & Rail 1.27%
East Japan Railway Co.	122,200	9,847
Specialty Retail 0.66%
Yamada Denki Co., Ltd.	125,690	5,096
Tobacco 1.33%
Japan Tobacco, Inc.	295,400	10,334
Trading Companies & Distributors 3.05%
Mitsubishi Corp.	644,100	11,769
Sumitomo Corp.	882,900	11,831
		23,600
Wireless Telecommunication Services 1.76%
KDDI Corp.	246,652	13,629
Total Japan		172,355

Luxembourg 0.59%

Metals & Mining
ArcelorMittal NY Registered Shares	353,000	4,578

Mexico 0.75%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*†	2,863,200	5,774

Netherlands 7.70%

Beverages 1.45%
Heineken Holding NV	178,640	11,208
Diversified Financial Services 1.98%
ING Groep NV CVA*	1,499,020	15,315
Diversified Telecommunication Services 1.31%
Koninklijke KPN NV*	3,857,489	10,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Food & Staples Retailing 1.30%
Koninklijke Ahold NV	612,087	$10,085
Insurance 1.66%
Aegon NV	1,660,965	12,805
Total Netherlands		59,579

Norway 7.31%

Biotechnology 1.26%
Algeta ASA*	237,462	9,736
Commercial Banks 2.13%
DnB NOR ASA	991,820	16,520
Diversified Telecommunication Services 1.61%
Telenor ASA	564,329	12,497
Energy Equipment & Services 0.98%
Ocean Rig UDW, Inc.*	444,196	7,556
Insurance 1.33%
Storebrand ASA*	1,784,396	10,268
Total Norway		56,577

Portugal 1.74%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	845,179	13,493

South Korea 1.93%

Chemicals 0.48%
LG Chem Ltd.	14,735	3,699
Commercial Banks 0.50%
DGB Financial Group, Inc.	255,330	3,830
Semiconductors & Semiconductor Equipment 0.95%
Samsung Electronics Co., Ltd.	6,482	7,385
Total South Korea		14,914

Spain 2.84%

Airlines 1.33%
International Consolidated Airlines Group SA*	2,314,946	10,251
Construction & Engineering 0.49%
Obrascon Huarte Lain SA	100,210	3,820
Media 1.02%
Mediaset Espana Comunicacion SA*	762,628	7,926
Total Spain		21,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Sweden 1.40%

Household Durables
Electrolux AB Ser B	371,508	$10,824

Switzerland 5.64%

Chemicals 1.04%
Syngenta AG Registered Shares	20,223	8,026
Electrical Equipment 0.49%
ABB Ltd. Registered Shares*	171,112	3,780
Insurance 0.76%
Swiss Re Ltd.*	74,297	5,917
Pharmaceuticals 3.35%
Novartis AG Registered Shares	170,022	12,236
Roche Holding AG	55,781	13,742
		25,978
Total Switzerland		43,701

Taiwan 0.96%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	1,301,800	7,420

Thailand 0.67%

Commercial Banks
Bangkok Bank Public Co., Ltd.	773,500	5,165

United Kingdom 16.12%

Commercial Banks 4.10%
Barclays plc	3,318,856	14,535
HSBC Holdings plc	698,565	7,947
HSBC Holdings plc ADR	76,900	4,364
Lloyds Banking Group plc*	4,677,093	4,872
		31,718
Electric: Utilities 1.07%
SSE plc	347,153	8,318
Food Products 2.35%
Tate & Lyle plc	819,630	10,461
Unilever plc	190,075	7,718
		18,179
Household Durables 1.38%
Berkeley Group Holdings plc	310,577	10,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Insurance 1.68%
Prudential plc	731,107	$12,979
Media 1.67%
WPP plc	719,822	12,965
Metals & Mining 1.72%
Rio Tinto plc ADR	296,600	13,344
Multi-Utilities0.55%
National Grid plc	355,304	4,251
Oil, Gas & Consumable Fuels 0.90%
Genel Energy plc*	476,560	6,953
Tobacco 0.70%
Imperial Tobacco Group plc	161,547	5,421
Total United Kingdom		124,801

Total Long-Term Investments (cost $655,280,763)		755,693

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.77%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $13,980,000 of U.S. Treasury Note at 0.25% due 7/31/2015; value: $13,962,525; proceeds: $13,684,010 (cost $13,684,006)	$13,684	13,684

Total Investments in Securities 99.40% (cost $668,964,769)		769,377

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.60%		4,682

Net Assets 100.00%		$774,059

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2013

Open Forward Foreign Currency Exchange Contracts at July 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indonesian rupiah	Buy	J.P. Morgan	10/21/2013	48,015,000,000	$4,492,421	$4,515,517	$23,096
Japanese yen	Buy	J.P.Morgan	8/12/2013	265,000,000	2,704,973	2,706,706	1,733
Singapore dollar	Buy	J.P.Morgan	10/28/2013	1,620,000	1,267,854	1,274,811	6,957
South Korean won	Buy	Credit Suisse	11/4/2013	4,584,000,000	4,028,474	4,070,506	42,032
South Korean won	Buy	UBS AG	8/12/2013	3,800,000,000	3,352,271	3,383,149	30,878
South Korean won	Buy	UBS AG	8/12/2013	3,000,000,000	2,626,740	2,670,907	44,167
South Korean won	Buy	UBS AG	9/9/2013	5,109,000,000	4,467,081	4,548,967	81,886
Swiss franc	Buy	Barclays Bank plc	10/25/2013	1,920,000	2,033,220	2,076,142	42,922
Swiss franc	Buy	Credit Suisse	10/25/2013	2,400,000	2,589,810	2,595,177	5,367
Swiss franc	Buy	Goldman Sachs	9/30/2013	1,500,000	1,589,871	1,621,592	31,721
Swiss franc	Buy	Morgan Stanley	9/16/2013	1,930,000	2,019,135	2,086,192	67,057
Swiss franc	Buy	Morgan Stanley	10/25/2013	260,000	279,252	281,144	1,892
Swiss franc	Buy	UBS AG	9/30/2013	4,230,000	4,372,762	4,572,890	200,128
Brazilian real	Sell	UBS AG	8/5/2013	13,925,000	6,126,265	6,099,907	26,358
British pound	Sell	Goldman Sachs	8/15/2013	3,070,000	4,809,373	4,669,802	139,571
British pound	Sell	Goldman Sachs	9/16/2013	2,050,000	3,157,595	3,117,607	39,988
British pound	Sell	Goldman Sachs	9/16/2013	2,260,000	3,438,452	3,436,971	1,481
British pound	Sell	J.P.Morgan	8/15/2013	2,915,000	4,509,555	4,434,030	75,525
British pound	Sell	J.P.Morgan	9/16/2013	1,760,000	2,707,383	2,676,579	30,804
Chilean peso	Sell	Morgan Stanley	11/18/2013	1,453,000,000	2,856,581	2,786,646	69,935
euro	Sell	Barclays Bank plc	10/18/2013	2,750,000	3,663,762	3,659,459	4,303
Indian rupee	Sell	Barclays Bank plc	10/4/2013	133,000,000	2,300,640	2,156,020	144,620
Indonesian rupiah	Sell	Deutsche Bank AG	10/21/2013	23,570,000,000	2,253,346	2,216,614	36,732
Mexican peso	Sell	J.P.Morgan	11/22/2013	16,540,000	1,308,718	1,281,788	26,930
Norwegian krone	Sell	Barclays Bank plc	8/12/2013	41,795,000	7,259,353	7,089,941	169,412
Norwegian krone	Sell	Goldman Sachs	10/15/2013	11,050,000	1,893,654	1,869,999	23,655
Norwegian krone	Sell	UBS AG	9/16/2013	38,890,000	6,687,175	6,588,576	98,599
South Korean won	Sell	Deutsche Bank AG	9/9/2013	5,109,000,000	4,639,484	4,548,967	90,517
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,558,266

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Barclays Bank plc	8/12/2013	2,075,000	$2,139,684	$1,863,840	$(275,844)
Australian dollar	Buy	Barclays Bank plc	8/19/2013	3,565,000	3,657,961	3,200,683	(457,278)
Australian dollar	Buy	Barclays Bank plc	10/15/2013	2,620,000	2,431,698	2,343,360	(88,338)
Australian dollar	Buy	Credit Suisse	8/6/2013	2,100,000	2,166,421	1,887,069	(279,352)
Australian dollar	Buy	Deutsche Bank AG	9/3/2013	1,705,000	1,744,537	1,529,197	(215,340)
Australian dollar	Buy	Goldman Sachs	9/23/2013	6,185,000	6,001,009	5,539,922	(461,087)
Australian dollar	Buy	Goldman Sachs	10/25/2013	18,600,000	16,964,093	16,625,251	(338,842)
Australian dollar	Buy	Goldman Sachs	10/25/2013	1,845,000	1,680,952	1,649,118	(31,834)
Australian dollar	Buy	Goldman Sachs	10/25/2013	3,500,000	3,194,688	3,128,407	(66,281)
Australian dollar	Buy	J.P.Morgan	8/15/2013	7,820,000	8,173,792	7,022,770	(1,151,022)
Australian dollar	Buy	J.P.Morgan	9/3/2013	2,900,000	2,873,564	2,600,980	(272,584)
Australian dollar	Buy	Morgan Stanley	10/25/2013	2,135,000	1,942,474	1,908,329	(34,145)
Brazilian real	Buy	Goldman Sachs	8/5/2013	13,925,000	6,783,748	6,099,907	(683,841)
Brazilian real	Buy	UBS AG	12/2/2013	14,280,000	6,128,755	6,101,732	(27,023)
British pound	Buy	Barclays Bank plc	8/15/2013	2,110,000	3,272,317	3,209,538	(62,779)
British pound	Buy	Barclays Bank plc	10/7/2013	2,485,000	3,806,026	3,778,682	(27,344)
British pound	Buy	Goldman Sachs	8/15/2013	3,875,000	5,965,497	5,894,294	(71,203)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	9/16/2013	3,550,000	$5,420,850	$5,398,782	$(22,068)
British pound	Buy	Goldman Sachs	9/16/2013	5,000,000	7,606,480	7,603,919	(2,561)
Japanese yen	Buy	Barclays Bank plc	8/12/2013	100,000,000	1,050,245	1,021,399	(28,846)
Japanese yen	Buy	J.P.Morgan	8/12/2013	210,100,000	2,214,689	2,145,959	(68,730)
Japanese yen	Buy	Morgan Stanley	8/12/2013	414,000,000	4,245,679	4,228,590	(17,089)
Singapore dollar	Buy	Barclays Bank plc	8/12/2013	2,590,000	2,087,646	2,038,021	(49,625)
Singapore dollar	Buy	Deutsche Bank AG	9/30/2013	2,150,000	1,699,429	1,691,846	(7,583)
South African rand	Buy	Deutsche Bank AG	8/19/2013	22,850,000	2,456,162	2,310,622	(145,540)
Canadian dollar	Sell	Barclays Bank plc	10/24/2013	1,040,000	991,290	1,010,497	(19,207)
Canadian dollar	Sell	Goldman Sachs	10/24/2013	2,900,000	2,750,784	2,817,733	(66,949)
euro	Sell	Barclays Bank plc	10/7/2013	2,917,422	3,806,026	3,882,084	(76,058)
euro	Sell	Barclays Bank plc	10/18/2013	3,400,000	4,492,801	4,524,422	(31,621)
euro	Sell	Barclays Bank plc	10/18/2013	9,420,000	12,280,326	12,535,309	(254,983)
euro	Sell	Goldman Sachs	9/16/2013	5,270,000	6,852,228	7,012,012	(159,784)
euro	Sell	Goldman Sachs	10/18/2013	3,550,000	4,653,184	4,724,028	(70,844)
euro	Sell	Goldman Sachs	10/18/2013	3,200,000	4,196,688	4,258,279	(61,591)
euro	Sell	J.P.Morgan	9/16/2013	2,030,000	2,636,463	2,701,022	(64,559)
euro	Sell	Morgan Stanley	10/18/2013	2,450,000	3,148,750	3,260,245	(111,495)
euro	Sell	UBS AG	11/25/2013	7,600,000	9,979,925	10,115,078	(135,153)
euro	Sell	UBS AG	11/25/2013	4,800,000	6,382,829	6,388,470	(5,641)
Japanese yen	Sell	J.P. Morgan	8/12/2013	583,000,000	5,885,768	5,954,754	(68,986)
Japanese yen	Sell	J.P. Morgan	10/15/2013	1,491,000,000	15,079,448	15,234,165	(154,717)
Japanese yen	Sell	Morgan Stanley	9/30/2013	502,600,000	4,943,989	5,134,833	(190,844)
Japanese yen	Sell	UBS AG	8/12/2013	607,100,000	6,147,910	6,200,911	(53,001)
Norwegian krone	Sell	Goldman Sachs	10/25/2013	87,400,000	14,465,454	14,785,185	(319,731)
Norwegian krone	Sell	Goldman Sachs	10/25/2013	14,500,000	2,438,900	2,452,920	(14,020)
Norwegian krone	Sell	Morgan Stanley	10/25/2013	24,700,000	4,115,678	4,178,422	(62,744)
South Korean won	Sell	Barclays Bank plc	8/12/2013	6,800,000,000	5,941,459	6,054,055	(112,596)
South Korean won	Sell	UBS AG	11/4/2013	4,584,000,000	3,997,558	4,070,506	(72,948)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,993,651)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$755,693	$—	$—	$755,693
Repurchase Agreement	—	13,684	—	13,684
Total	$755,693	$13,684	$—	$769,377
Other Financial Instruments
Forward Currency Exchange Contracts
Assets	$—	$1,558	—	1,558
Liabilities	—	(6,993)	—	(6,993)
Total	$—	$(5,435)	—	(5,435)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2013.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 98.06%

COMMON STOCKS 95.50%

Australia 7.29%

Commercial Banks 2.11%
National Australia Bank Ltd.	1,639,349	$46,018
Construction & Engineering 0.18%
Leighton Holdings Ltd.	265,744	3,946
Electric: Utilities 2.40%
SP AusNet	17,692,435	18,765
Spark Infrastructure Group	20,833,309	33,426
		52,191
Food & Staples Retailing 0.95%
Metcash Ltd.	6,628,849	20,556
Real Estate Investment Trusts 1.65%
Commonwealth Property Office Fund	21,138,831	21,946
Stockland	4,371,999	14,069
		36,015
Total Australia		158,726

Austria 1.35%

Metals & Mining
Voestalpine AG	765,532	29,346

Canada 1.55%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	320,600	13,017
Lightstream Resources Ltd.	2,553,800	20,836
		33,853

Chile 0.67%

Electric: Utilities
Enersis SA ADR	965,592	14,677

Finland 1.34%

Paper & Forest Products
UPM-Kymmene OYJ	2,613,779	29,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
France 10.93%

Commercial Banks 0.67%
BNP Paribas SA	225,151	$14,568
Diversified Telecommunication Services 2.41%
Orange SA	1,976,383	19,428
Vivendi SA	1,552,426	33,168
		52,596
Electrical Equipment 1.09%
Schneider Electric SA	298,118	23,721
Insurance 1.75%
AXA SA	1,727,867	38,100
Media 0.62%
Lagardere SCA	423,216	13,392
Oil, Gas & Consumable Fuels 1.71%
Total SA ADR	702,280	37,256
Pharmaceuticals 1.38%
Sanofi	282,207	30,098
Textiles, Apparel & Luxury Goods 1.30%
Kering	124,034	28,398
Total France		238,129

Germany 6.56%

Air Freight & Logistics 0.90%
Deutsche Post AG Registered Shares	699,855	19,617
Automobiles 1.76%
Daimler AG Registered Shares	552,835	38,406
Diversified Telecommunication Services 1.15%
Deutsche Telekom AG Registered Shares	2,055,935	25,021
Industrial Conglomerates 1.48%
Siemens AG Registered Shares	294,922	32,295
Wireless Telecommunication Services 1.27%
Freenet AG *	1,151,780	27,573
Total Germany		142,912

Hong Kong 5.89%

Communications Equipment 0.61%
VTech Holdings Ltd.	870,400	13,322
Hotels, Restaurants & Leisure 2.73%
SJM Holdings Ltd.	13,767,000	34,508
Wynn Macau Ltd.	8,813,600	25,001
		59,509
Industrial Conglomerates 1.28%
NWS Holdings Ltd.	9,637,000	14,787
Shanghai Industrial Holdings Ltd.	4,192,000	13,026
		27,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Real Estate Management & Development 0.81%
Yuexiu Property Co., Ltd.	69,394,000	$17,537
Water Utilities 0.46%
Guangdong Investment Ltd.	12,462,000	10,091
Total Hong Kong		128,272

Israel 1.71%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	23,071,021	37,260

Italy 2.99%

Oil, Gas & Consumable Fuels 1.66%
Eni SpA ADR	818,080	36,118
Transportation Infrastructure 1.33%
Atlantia SpA	1,532,388	29,071
Total Italy		65,189

Japan 12.63%

Automobiles 3.22%
Nissan Motor Co., Ltd.	3,121,800	32,745
Toyota Motor Corp.	611,700	37,298
		70,043
Commercial Banks 1.54%
Aozora Bank Ltd.	10,833,000	33,525
Office Electronics 1.26%
Ricoh Co., Ltd.	2,443,000	27,496
Real Estate Investment Trusts 1.03%
United Urban Investment Corp.	18,123	22,545
Tobacco 1.18%
Japan Tobacco, Inc.	737,000	25,781
Trading Companies & Distributors 2.84%
Mitsubishi Corp.	1,345,500	24,585
Sumitomo Corp.	2,778,700	37,235
		61,820
Wireless Telecommunication Services 1.56%
KDDI Corp.	615,476	34,008
Total Japan		275,218

Mexico 0.74%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	8,011,837	16,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Netherlands 4.34%

Diversified Telecommunication Services 1.30%
Koninklijke KPN NV *	10,722,564	$28,259
Insurance 3.04%
Aegon NV	4,616,696	35,592
Delta Lloyd NV	1,421,732	30,773
		66,365
Total Netherlands		94,624

Norway 2.71%

Diversified Telecommunication Services 1.51%
Telenor ASA	1,483,662	32,857
Energy Equipment & Services 1.20%
Seadrill Ltd.	611,400	26,094
Total Norway		58,951

Portugal 1.74%

Electric: Utilities
EDP - Energias de Portugal SA	10,689,545	37,970

Russia 0.59%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	1,666,600	12,916

Singapore 0.38%

Real Estate Investment Trusts
Mapletree Logistics Trust	9,858,000	8,261

South Africa 0.56%

Metals & Mining
Kumba Iron Ore Ltd.	276,510	12,275

South Korea 0.96%

Tobacco 0.10%
KT&G Corp.	32,250	2,173
Wireless Telecommunication Services 0.86%
SK Telecom Co. Ltd.	94,822	18,611
Total South Korea		20,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Spain 4.85%

Commercial Banks 1.03%
Banco Bilbao Vizcaya Argentaria SA	2,369,410	$22,437
Electric: Utilities 0.65%
Red Electrica Corp. SA	252,662	14,102
Gas Utilities 0.99%
Gas Natural SDG SA	1,055,243	21,479
Insurance 0.52%
Mapfre SA	3,130,524	11,453
Oil, Gas & Consumable Fuels 1.66%
Repsol SA	1,514,488	36,246
Total Spain		105,717

Sweden 2.11%

Construction & Engineering 1.10%
NCC AB B Shares	909,271	23,854
Personal Products 1.01%
Oriflame Cosmetics SA SDR	671,092	21,992
Total Sweden		45,846

Switzerland 3.23%

Insurance 0.62%
Swiss Re Ltd. *	170,051	13,542
Pharmaceuticals 2.61%
Novartis AG Registered Shares	417,250	30,028
Roche Holding AG	108,952	26,842
		56,870
Total Switzerland		70,412

Taiwan 1.37%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	5,216,020	29,731

Turkey 0.88%

Diversified Telecommunication Services 0.26%
Turk Telekomunikasyon AS	1,547,260	5,578
Oil, Gas & Consumable Fuels 0.62%
Tupras Turkiye Petrol Rafinerileri AS	634,076	13,560
Total Turkey		19,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 18.13%

Beverages 0.77%
Britvic plc	2,035,881	$16,848
Commercial Banks 2.01%
Barclays plc	2,667,352	11,682
HSBC Holdings plc	2,825,334	32,141
		43,823
Consumer Finance 0.28%
Provident Financial plc	236,134	6,064
Diversified Telecommunication Services 0.59%
Cable & Wireless Communications plc	20,932,206	12,900
Electric: Utilities 0.99%
SSE plc	899,326	21,548
Food Products 2.21%
Tate & Lyle plc	2,245,549	28,661
Unilever plc	478,062	19,410
		48,071
Insurance 4.16%
Admiral Group plc	1,020,097	21,772
Catlin Group Ltd.	1,019,042	7,844
Prudential plc	1,918,241	34,054
RSA Insurance Group plc	14,213,466	27,028
		90,698
Media 1.07%
Reed Elsevier plc	1,804,290	23,303
Metals & Mining 1.87%
Rio Tinto plc ADR	906,700	40,792
Multi-Utilities 0.78%
National Grid plc	1,412,397	16,899
Oil, Gas & Consumable Fuels 1.24%
BP plc	3,912,477	27,054
Pharmaceuticals 1.16%
GlaxoSmithKline plc	983,583	25,197
Tobacco 1.00%
Imperial Tobacco Group plc	647,020	21,713
Total United Kingdom		394,910

Total Common Stocks (cost $1,912,264,288)		2,080,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
PREFERRED STOCKS 2.56%

Brazil 1.55%

Diversified Telecommunication Services 0.63%
Oi SA	7,449,600	$13,682
Independent Power Producers & Energy Traders 0.92%
AES Tiete SA	2,030,400	20,070
Total Brazil		33,752

Germany 1.01%

Media
ProSiebenSat.1 Media AG	536,444	22,009

Total Preferred Stocks (cost $50,487,455)		55,761

Total Long-Term Investments (cost $1,962,751,743)		2,136,193

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.79%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $17,605,000 of U.S. Treasury Note at 0.25% due 7/31/2015; value: $17,582,994; proceeds: $17,236,032 (cost $17,236,027)	$17,236	17,236

Total Investments in Securities 98.85% (cost $1,979,987,770)		2,153,429

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 1.15%		25,156

Net Assets 100.00%		$2,178,585

ADR	American Depositary Receipt.
SDR	Special Drawing Rights.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Open Forward Foreign Currency Exchange Contracts at July 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Barclays Bank plc	9/23/2013	6,970,000	$6,761,266	$6,777,453	$16,187
Canadian dollar	Buy	Credit Suisse	9/30/2013	11,085,000	10,698,413	10,776,941	78,528
Canadian dollar	Buy	UBS AG	10/24/2013	94,000,000	91,116,173	91,333,418	217,245
euro	Buy	Barclays Bank plc	8/12/2013	13,665,000	17,815,470	18,179,828	364,358
euro	Buy	Deutsche Bank AG	8/19/2013	5,650,000	7,367,176	7,516,897	149,721
euro	Buy	Goldman Sachs	8/19/2013	12,200,000	15,988,832	16,231,175	242,343
euro	Buy	Goldman Sachs	9/24/2013	11,200,000	14,489,709	14,902,621	412,912
euro	Buy	Goldman Sachs	11/25/2013	9,100,000	12,008,087	12,111,475	103,388
euro	Buy	UBS AG	9/24/2013	1,040,000	1,344,970	1,383,815	38,845
Israeli new shekel	Buy	J.P.Morgan	8/19/2013	49,000,000	13,478,906	13,742,669	263,763
Israeli new shekel	Buy	J.P.Morgan	9/30/2013	56,100,000	15,078,019	15,718,932	640,913
Japanese yen	Buy	J.P.Morgan	8/12/2013	750,000,000	7,655,584	7,660,490	4,906
Singapore dollar	Buy	J.P.Morgan	10/28/2013	28,100,000	21,991,782	22,112,467	120,685
South African rand	Buy	J.P.Morgan	10/11/2013	103,860,000	10,231,837	10,423,387	191,550
Turkish lira	Buy	Barclays Bank plc	11/12/2013	10,970,000	5,478,199	5,556,002	77,803
Australian dollar	Sell	J.P.Morgan	8/6/2013	6,360,000	5,865,656	5,715,123	150,533
Australian dollar	Sell	J.P.Morgan	8/8/2013	24,800,000	22,869,072	22,282,343	586,729
Australian dollar	Sell	J.P.Morgan	8/12/2013	38,500,000	35,492,342	34,582,098	910,244
British pound	Sell	Barclays Bank plc	8/12/2013	6,805,000	10,406,580	10,351,364	55,216
British pound	Sell	Barclays Bank plc	8/15/2013	7,070,000	10,964,587	10,754,235	210,352
British pound	Sell	Goldman Sachs	8/15/2013	38,000,000	58,391,560	57,802,109	589,451
British pound	Sell	Goldman Sachs	10/17/2013	8,470,000	13,252,586	12,878,707	373,879
British pound	Sell	Goldman Sachs	11/27/2013	25,450,000	38,905,161	38,689,120	216,041
British pound	Sell	J.P.Morgan	8/12/2013	7,615,000	11,720,239	11,583,488	136,751
British pound	Sell	J.P.Morgan	10/25/2013	20,015,000	30,849,280	30,431,571	417,709
British pound	Sell	Morgan Stanley	9/9/2013	3,230,000	5,016,578	4,912,334	104,244
Chilean peso	Sell	Morgan Stanley	11/18/2013	5,837,000,000	11,475,474	11,194,530	280,944
Japanese yen	Sell	Barclays Bank plc	8/26/2013	461,680,000	4,727,349	4,715,932	11,417
Japanese yen	Sell	J.P.Morgan	10/25/2013	2,994,000,000	30,657,069	30,592,713	64,356
South Korean won	Sell	Deutsche Bank AG	9/9/2013	1,661,000,000	1,508,355	1,478,926	29,429
South Korean won	Sell	Deutsche Bank AG	11/18/2013	6,200,000,000	5,526,339	5,502,552	23,787
Taiwan dollar	Sell	Barclays Bank plc	8/12/2013	42,200,000	1,407,605	1,406,736	869
Taiwan dollar	Sell	Deutsche Bank AG	9/30/2013	259,100,000	8,669,901	8,632,822	37,079
Thai baht	Sell	J.P.Morgan	8/26/2013	275,400,000	8,883,584	8,786,458	97,126
Thai baht	Sell	J.P.Morgan	9/23/2013	338,600,000	10,904,465	10,785,877	118,588
Thai baht	Sell	J.P.Morgan	9/30/2013	845,400,000	27,211,716	26,919,251	292,465
Thai baht	Sell	J.P.Morgan	11/5/2013	338,000,000	10,860,136	10,742,256	117,880
Turkish lira	Sell	J.P.Morgan	9/3/2013	8,960,000	4,653,114	4,600,298	52,816
Turkish lira	Sell	J.P.Morgan	9/16/2013	23,000,000	11,915,697	11,779,625	136,072
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,937,124

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Barclays Bank plc	8/12/2013	32,800,000	$33,822,474	$29,462,151	$(4,360,323)
Australian dollar	Buy	Barclays Bank plc	8/19/2013	10,270,000	10,537,801	9,220,482	(1,317,319)
Australian dollar	Buy	Credit Suisse	8/6/2013	6,360,000	6,561,160	5,715,123	(846,037)
Australian dollar	Buy	Credit Suisse	9/24/2013	10,900,000	10,533,041	9,762,515	(770,526)
Australian dollar	Buy	Credit Suisse	9/30/2013	19,700,000	18,828,393	17,637,177	(1,191,216)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Deutsche Bank AG	9/3/2013	7,920,000	$8,103,657	$7,103,367	$(1,000,290)
Australian dollar	Buy	Goldman Sachs	9/24/2013	10,250,000	9,845,648	9,180,347	(665,301)
Australian dollar	Buy	Goldman Sachs	10/15/2013	6,230,000	5,679,922	5,572,189	(107,733)
Australian dollar	Buy	Goldman Sachs	10/15/2013	8,250,000	7,537,613	7,378,902	(158,711)
Australian dollar	Buy	J.P.Morgan	8/12/2013	9,285,000	9,729,074	8,340,124	(1,388,950)
Australian dollar	Buy	J.P.Morgan	8/12/2013	4,280,000	4,466,064	3,844,451	(621,613)
Australian dollar	Buy	J.P.Morgan	8/19/2013	6,250,000	6,410,800	5,611,296	(799,504)
Australian dollar	Buy	J.P.Morgan	10/15/2013	6,000,000	5,474,658	5,366,474	(108,184)
Australian dollar	Buy	Morgan Stanley	9/3/2013	6,745,000	6,846,209	6,049,521	(796,688)
Australian dollar	Buy	Morgan Stanley	9/30/2013	34,300,000	32,914,383	30,708,384	(2,205,999)
Australian dollar	Buy	Morgan Stanley	10/15/2013	8,300,000	7,501,681	7,423,623	(78,058)
Australian dollar	Buy	UBS AG	8/8/2013	24,800,000	25,612,944	22,282,343	(3,330,601)
Australian dollar	Buy	UBS AG	9/3/2013	12,860,000	12,783,882	11,534,002	(1,249,880)
Australian dollar	Buy	UBS AG	9/16/2013	5,900,000	5,797,252	5,287,096	(510,156)
Australian dollar	Buy	UBS AG	9/16/2013	14,800,000	14,357,746	13,262,545	(1,095,201)
Australian dollar	Buy	UBS AG	10/4/2013	41,650,000	39,619,021	37,278,963	(2,340,058)
Australian dollar	Buy	UBS AG	10/15/2013	95,850,000	90,438,309	85,729,428	(4,708,881)
Australian dollar	Buy	UBS AG	10/15/2013	11,300,000	10,727,802	10,106,860	(620,942)
Australian dollar	Buy	UBS AG	10/15/2013	19,200,000	17,560,589	17,172,718	(387,871)
British pound	Buy	J.P.Morgan	8/5/2013	4,200,000	6,431,972	6,389,114	(42,858)
Canadian dollar	Buy	Barclays Bank plc	8/19/2013	4,785,000	4,707,505	4,656,745	(50,760)
Canadian dollar	Buy	Goldman Sachs	10/21/2013	39,515,000	38,678,689	38,396,895	(281,794)
Norwegian krone	Buy	Goldman Sachs	9/24/2013	56,500,000	9,583,808	9,569,101	(14,707)
Norwegian krone	Buy	UBS AG	9/24/2013	103,400,000	17,796,675	17,512,302	(284,373)
South African rand	Buy	Deutsche Bank AG	8/15/2013	24,000,000	2,648,082	2,428,275	(219,807)
South African rand	Buy	Goldman Sachs	10/11/2013	56,700,000	5,693,492	5,690,410	(3,082)
South African rand	Buy	J.P.Morgan	8/5/2013	31,130,000	3,325,401	3,154,108	(171,293)
South African rand	Buy	J.P.Morgan	9/30/2013	28,400,000	2,906,244	2,854,756	(51,488)
South African rand	Buy	J.P.Morgan	10/11/2013	166,000,000	16,742,359	16,659,756	(82,603)
South African rand	Buy	J.P.Morgan	11/25/2013	83,450,000	8,430,600	8,320,311	(110,289)
South Korean won	Buy	J.P.Morgan	8/5/2013	7,105,000,000	6,370,883	6,324,766	(46,117)
South Korean won	Buy	UBS AG	8/12/2013	5,030,000,000	4,499,146	4,478,220	(20,926)
Thai baht	Buy	Barclays Bank plc	9/30/2013	845,400,000	28,063,071	26,919,251	(1,143,820)
Thai baht	Buy	Deutsche Bank AG	8/26/2013	275,400,000	9,547,582	8,786,458	(761,124)
Thai baht	Buy	J.P.Morgan	9/23/2013	338,600,000	11,271,638	10,785,877	(485,761)
Thai baht	Buy	J.P.Morgan	11/5/2013	338,000,000	10,803,554	10,742,256	(61,298)
Turkish lira	Buy	Deutsche Bank AG	9/3/2013	8,960,000	4,921,492	4,600,298	(321,194)
Turkish lira	Buy	Deutsche Bank AG	9/16/2013	28,615,000	15,620,710	14,655,390	(965,320)
Turkish lira	Buy	Goldman Sachs	9/30/2013	12,850,000	6,866,029	6,563,761	(302,268)
Turkish lira	Buy	Goldman Sachs	10/11/2013	13,450,000	6,948,944	6,855,442	(93,502)
British pound	Sell	Goldman Sachs	8/5/2013	7,500,000	11,397,900	11,409,131	(11,231)
British pound	Sell	Goldman Sachs	9/30/2013	10,260,000	15,498,910	15,601,954	(103,044)
British pound	Sell	UBS AG	8/5/2013	500,000	755,575	760,609	(5,034)
euro	Sell	Barclays Bank plc	8/12/2013	9,530,000	12,419,915	12,678,651	(258,736)
euro	Sell	Goldman Sachs	8/12/2013	1,385,000	1,826,787	1,842,595	(15,808)
euro	Sell	Goldman Sachs	8/19/2013	17,850,000	23,544,329	23,748,071	(203,742)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	J.P.Morgan	9/24/2013	12,240,000	$16,145,845	$16,286,436	$(140,591)
euro	Sell	Morgan Stanley	8/12/2013	2,750,000	3,629,263	3,658,582	(29,319)
euro	Sell	UBS AG	11/25/2013	27,200,000	36,169,363	36,201,331	(31,968)
euro	Sell	UBS AG	11/25/2013	9,100,000	11,949,647	12,111,475	(161,828)
Israeli new shekel	Sell	Morgan Stanley	8/19/2013	29,500,000	8,249,411	8,273,647	(24,236)
Japanese yen	Sell	Barclays Bank plc	8/12/2013	3,870,000,000	39,284,554	39,528,127	(243,573)
Japanese yen	Sell	Barclays Bank plc	11/26/2013	1,294,000,000	12,908,581	13,225,347	(316,766)
Japanese yen	Sell	Credit Suisse	9/9/2013	677,000,000	6,828,286	6,915,861	(87,575)
Japanese yen	Sell	Goldman Sachs	9/9/2013	1,319,000,000	13,018,006	13,474,181	(456,175)
Japanese yen	Sell	Goldman Sachs	10/25/2013	425,000,000	4,206,005	4,342,653	(136,648)
Japanese yen	Sell	J.P.Morgan	8/12/2013	1,218,000,000	12,296,509	12,440,635	(144,126)
Japanese yen	Sell	J.P.Morgan	9/9/2013	1,675,000,000	16,458,034	17,110,882	(652,848)
Japanese yen	Sell	J.P.Morgan	9/9/2013	948,000,000	9,260,580	9,684,248	(423,668)
Japanese yen	Sell	J.P.Morgan	9/9/2013	1,174,000,000	11,427,403	11,992,941	(565,538)
Japanese yen	Sell	J.P.Morgan	10/3/2013	2,025,000,000	19,971,202	20,688,824	(717,622)
Japanese yen	Sell	J.P.Morgan	10/25/2013	1,027,950,000	10,318,929	10,503,600	(184,671)
Japanese yen	Sell	J.P.Morgan	10/25/2013	640,000,000	6,429,576	6,539,525	(109,949)
Japanese yen	Sell	J.P.Morgan	10/25/2013	425,000,000	4,284,922	4,342,653	(57,731)
Japanese yen	Sell	J.P.Morgan	10/25/2013	1,955,000,000	19,659,780	19,976,204	(316,424)
Japanese yen	Sell	Morgan Stanley	8/26/2013	1,207,000,000	12,135,983	12,329,168	(193,185)
Japanese yen	Sell	Morgan Stanley	9/9/2013	1,589,500,000	16,229,937	16,237,461	(7,524)
Japanese yen	Sell	Morgan Stanley	9/9/2013	1,104,000,000	10,866,463	11,277,859	(411,396)
Japanese yen	Sell	Morgan Stanley	9/24/2013	655,600,000	6,362,899	6,697,760	(334,861)
Japanese yen	Sell	UBS AG	8/12/2013	827,200,000	8,376,794	8,449,009	(72,215)
Mexican peso	Sell	Deutsche Bank AG	10/25/2013	226,000,000	16,721,255	17,557,282	(836,027)
Norwegian krone	Sell	UBS AG	9/24/2013	260,000,000	43,993,604	44,034,803	(41,199)
South Korean won	Sell	Barclays Bank plc	8/12/2013	5,030,000,000	4,394,932	4,478,220	(83,288)
South Korean won	Sell	J.P.Morgan	9/9/2013	4,950,000,000	4,297,808	4,407,396	(109,588)
South Korean won	Sell	UBS AG	8/5/2013	7,105,000,000	6,318,645	6,324,766	(6,121)
Swiss franc	Sell	Credit Suisse	11/25/2013	18,300,000	19,569,995	19,795,070	(225,075)
Swiss franc	Sell	UBS AG	8/15/2013	13,125,000	14,150,791	14,183,427	(32,636)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(43,926,392)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,080,432	$—	$—	$2,080,432
Preferred Stocks	55,761	—	—	55,761
Repurchase Agreement	—	17,236	—	17,236
Total	$2,136,193	$17,236	$—	$2,153,429
Other Financial Instruments
Forward Foreign Currency Exchange Contracts Assets	$—	$7,937	$—	$7,937
Liabilities	—	(43,926)	—	(43,926)
Total	$—	$(35,989)	$—	$(35,989)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2013.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.80%

Australia 0.97%

Multi-Utilities
DUET Group	1,771,932	$3,440

Belgium 0.68%

Electric: Utilities
Elia System Operator SA	57,101	2,413

Canada 3.81%

Metals & Mining 0.55%
HudBay Minerals, Inc.	289,566	1,951
Oil, Gas & Consumable Fuels 0.87%
Lightstream Resources Ltd.	214,100	1,747
TORC Oil & Gas Ltd.*	917,290	1,357
		3,104
Paper & Forest Products 2.39%
International Forest Products Ltd. Class A*	328,309	3,615
West Fraser Timber Co., Ltd.	53,708	4,896
		8,511
Total Canada		13,566

Finland 1.27%

Leisure Equipment & Products
Amer Sports OYJ A Shares	228,446	4,537

France 3.44%

Auto Components 2.05%
Plastic Omnium SA	106,887	7,292
Electronic Equipment, Instruments & Components 1.39%
Ingenico	66,385	4,964
Total France		12,256

Germany 6.44%

Chemicals 1.27%
Symrise GmbH & Co. AG	104,710	4,520
Life Sciences Tools & Services 1.98%
Gerresheimer AG	75,682	4,416
Morphosys AG*	38,714	2,652
		7,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Machinery 2.10%
Deutz AG*	431,428	$3,002
Norma Group SE	104,958	4,468
		7,470
Real Estate Management & Development 1.09%
Patrizia Immobilien AG*	352,970	3,875
Total Germany		22,933

Hong Kong 5.44%

Auto Components 1.00%
Minth Group Ltd.	1,994,000	3,548
Communications Equipment 1.49%
VTech Holdings Ltd.	347,600	5,320
Energy Equipment & Services 1.01%
Hilong Holding Ltd.	6,172,000	3,613
Hotels, Restaurants & Leisure 0.45%
REXLot Holdings Ltd.	24,600,000	1,586
Household Durables 1.24%
Techtronic Industries Co.	1,798,000	4,400
Machinery 0.25%
Sinotruk Hong Kong Ltd.	1,817,500	900
Total Hong Kong		19,367

Hungary 1.10%

Pharmaceuticals
EGIS Pharmaceuticals plc	42,185	3,919

India 0.51%

Consumer Finance
SKS Microfinance Ltd.*	1,026,445	1,832

Indonesia 0.56%

Consumer Finance
PT Clipan Finance Indonesia Tbk	52,233,850	1,982

Ireland 1.69%

Beverages 0.42%
C&C Group plc	272,333	1,504
Health Care Providers & Services 1.27%
United Drug plc	847,543	4,525
Total Ireland		6,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Italy 3.48%

Internet & Catalog Retail 1.47%
Yoox SpA*	199,350	$5,233
Textiles, Apparel & Luxury Goods 2.01%
Brunello Cucinelli SpA	135,900	3,683
Safilo Group SpA*	170,346	3,492
		7,175
Total Italy		12,408

Japan 21.92%

Auto Components 1.24%
Keihin Corp.	291,300	4,430
Building Products 0.97%
Aica Kogyo Co., Ltd.	178,600	3,453
Construction & Engineering 1.09%
SHO-BOND Holdings Co., Ltd.	99,100	3,877
Diversified Consumer Services 1.01%
Benesse Holdings, Inc.	104,100	3,594
Diversified Financial Services 0.96%
Century Tokyo Leasing Corp.	124,300	3,423
Food & Staples Retailing 1.20%
Sundrug Co., Ltd.	99,100	4,266
Food Products 0.99%
Toyo Suisan Kaisha Ltd.	113,000	3,538
Health Care Equipment & Supplies 1.27%
Hogy Medical Co., Ltd.	79,000	4,510
Hotels, Restaurants & Leisure 1.09%
St. Marc Holdings Co., Ltd.	83,100	3,887
Household Durables 0.80%
Arnest One Corp.	69,800	1,323
Hajime Construction Co., Ltd.	29,200	1,509
		2,832
Information Technology Services 1.10%
Obic Co., Ltd.	13,930	3,914
Machinery 2.67%
Nabtesco Corp.	169,200	3,551
NSK Ltd.	458,000	4,294
THK Co., Ltd.	79,800	1,668
		9,513
Personal Products 2.00%
Aderans Co., Ltd.	249,308	3,585
Kobayashi Pharmaceutical Co., Ltd.	68,100	3,554
		7,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Real Estate Investment Trusts 1.22%
Kenedix Realty Investment Corp.	1,090	$4,342
Real Estate Management & Development 1.31%
Iida Home Max	74,100	1,202
Takara Leben Co., Ltd.	991,000	3,482
		4,684
Specialty Retail 2.18%
K’s Holdings Corp.	127,200	4,339
United Arrows Ltd.	75,700	3,429
		7,768
Wireless Telecommunication Services 0.82%
Okinawa Cellular Telephone Co.	112,600	2,930
Total Japan		78,100

Mexico 1.12%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*	1,974,575	3,982

Netherlands 3.34%

Construction & Engineering 0.98%
Arcadis NV	134,222	3,482
Machinery 1.32%
Aalberts Industries NV	187,200	4,717
Professional Services 1.04%
Brunel International NV	77,179	3,719
Total Netherlands		11,918

New Zealand 0.99%

Airlines
Air New Zealand Ltd.	3,041,380	3,522

Norway 3.46%

Biotechnology 0.57%
Algeta ASA*	49,456	2,028
Energy Equipment & Services 1.85%
Dolphin Group AS*	3,737,550	3,863
Electromagnetic GeoServices ASA*	1,742,826	2,750
		6,613
Oil, Gas & Consumable Fuels 1.04%
DNO International ASA*	1,709,302	3,698
Total Norway		12,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
Philippines 2.04%

Commercial Banks 0.83%
Rizal Commercial Banking Corp.	2,380,000	$2,937
Real Estate Management & Development 1.21%
Filinvest Land, Inc.	105,375,000	4,319
Total Philippines		7,256

Spain 2.82%

Food Products 2.01%
Ebro Foods SA	206,066	4,451
Viscofan SA	52,513	2,704
		7,155
Media 0.81%
Mediaset Espana Comunicacion SA*	277,882	2,888
Total Spain		10,043

Sweden 5.14%

Commercial Services & Supplies 3.10%
Intrum Justitia AB	218,562	5,566
Loomis AB	255,595	5,490
		11,056
Food & Staples Retailing 1.29%
Axfood AB	98,671	4,598
Personal Products 0.75%
Oriflame Cosmetics SA SDR	81,603	2,674
Total Sweden		18,328

Switzerland 2.34%

Capital Markets 1.17%
EFG International AG*	318,519	4,182
Household Durables 1.17%
Forbo Holding AG Registered Shares*	5,766	4,168
Total Switzerland		8,350

United Kingdom 23.24%

Capital Markets 3.60%
3i Group plc	648,946	3,785
Ashmore Group plc	759,140	4,281
Jupiter Fund Management plc	964,579	4,763
		12,829
Chemicals 1.25%
Essentra plc	378,153	4,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2013

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Commercial Banks 1.00%
Bank of Georgia Holdings plc	132,108	$3,577
Communications Equipment 1.07%
Spirent Communications plc	1,892,303	3,803
Electronic Equipment, Instruments & Components 1.95%
Diploma plc	392,195	3,431
Electrocomponents plc	937,047	3,508
		6,939
Household Durables 1.57%
Berkeley Group Holdings plc	162,333	5,579
Independent Power Producers & Energy Traders 1.02%
APR Energy plc	227,459	3,633
Information Technology Services 0.48%
Innovation Group plc*	3,873,321	1,709
Insurance 1.21%
Catlin Group Ltd.	558,240	4,297
Internet & Catalog Retail 1.19%
N Brown Group plc	535,781	4,222
Internet Software & Services 0.79%
Blinkx plc*	1,413,824	2,817
Oil, Gas & Consumable Fuels 1.80%
Afren plc*	1,195,830	2,474
Genel Energy plc*	270,143	3,941
		6,415
Professional Services 1.28%
Michael Page International plc	672,231	4,566
Software 1.30%
Playtech plc	436,410	4,624
Specialty Retail 1.11%
Howden Joinery Group plc	901,832	3,962
Trading Companies & Distributors 2.62%
Ashtead Group plc	659,576	7,084
Speedy Hire plc	2,526,265	2,267
		9,351
Total United Kingdom		82,776

Total Common Stocks (cost $294,743,291)		341,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2013

Investment	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 2.93%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $10,660,000 of U.S. Treasury Note at 0.25% due 7/31/2015; value: $10,646,675; proceeds: $10,436,826 (cost $10,436,823)	$10,437	$10,437

Total Investments in Securities 98.73% (cost $305,180,114)		351,733

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 1.27%		4,508

Net Assets 100.00%		$356,241

SDR	Special Drawing Rights.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2013

Open Forward Foreign Currency Exchange Contracts at July 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Barclays Bank plc	9/30/2013	1,170,000	$1,124,391	$1,137,485	$13,094
Canadian dollar	Buy	Barclays Bank plc	10/24/2013	6,720,000	6,405,258	6,529,368	124,110
Canadian dollar	Buy	Barclays Bank plc	10/24/2013	2,760,000	2,640,774	2,681,705	40,931
Canadian dollar	Buy	Goldman Sachs	8/19/2013	2,550,000	2,480,308	2,481,651	1,343
Canadian dollar	Buy	Goldman Sachs	9/30/2013	1,040,000	1,002,727	1,011,098	8,371
euro	Buy	Barclays Bank plc	10/18/2013	830,000	1,096,772	1,104,491	7,719
euro	Buy	Goldman Sachs	10/18/2013	950,000	1,253,338	1,264,177	10,839
euro	Buy	J.P.Morgan	10/18/2013	825,000	1,090,696	1,097,838	7,142
Indonesian rupiah	Buy	Deutsche Bank AG	10/21/2013	38,325,000,000	3,603,667	3,604,232	565
Philippine peso	Buy	J.P.Morgan	9/23/2013	37,000,000	853,105	853,898	793
South Korean won	Buy	Goldman Sachs	8/8/2013	2,975,000,000	2,621,723	2,648,450	26,727
South Korean won	Buy	UBS AG	9/23/2013	10,572,000,000	9,399,840	9,406,055	6,215
Swiss franc	Buy	J.P.Morgan	8/5/2013	11,260,000	11,876,698	12,167,054	290,356
Swiss franc	Buy	Morgan Stanley	10/25/2013	1,360,000	1,460,704	1,470,600	9,896
Swiss franc	Buy	UBS AG	9/23/2013	895,000	926,076	967,490	41,414
British pound	Sell	Credit Suisse	9/16/2013	955,000	1,470,334	1,452,349	17,985
British pound	Sell	J.P.Morgan	8/5/2013	1,950,000	3,016,363	2,966,374	49,989
British pound	Sell	J.P.Morgan	11/4/2013	850,000	1,295,180	1,292,298	2,882
British pound	Sell	J.P.Morgan	11/4/2013	580,000	884,397	881,803	2,594
British pound	Sell	UBS AG	11/4/2013	1,350,000	2,057,198	2,052,473	4,725
euro	Sell	Barclays Bank plc	10/18/2013	1,350,000	1,798,574	1,796,462	2,112
Indonesian rupiah	Sell	Deutsche Bank AG	10/21/2013	38,325,000,000	3,663,958	3,604,232	59,726
Japanese yen	Sell	Goldman Sachs	10/3/2013	169,000,000	1,731,330	1,726,623	4,707
Japanese yen	Sell	Goldman Sachs	10/3/2013	154,000,000	1,581,278	1,573,372	7,906
Japanese yen	Sell	Morgan Stanley	8/15/2013	199,320,000	2,038,706	2,035,883	2,823
Japanese yen	Sell	UBS AG	10/3/2013	375,000,000	3,967,528	3,831,264	136,264
Norwegian krone	Sell	Deutsche Bank AG	9/3/2013	4,120,000	715,078	698,335	16,743
Norwegian krone	Sell	UBS AG	9/3/2013	14,950,000	2,539,028	2,534,006	5,022
Norwegian krone	Sell	UBS AG	9/3/2013	9,500,000	1,638,026	1,610,238	27,788
Philippine peso	Sell	J.P.Morgan	8/2/2013	51,400,000	1,261,350	1,183,584	77,766
Philippine peso	Sell	J.P.Morgan	9/23/2013	327,000,000	7,915,759	7,546,610	369,149
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,377,696

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Credit Suisse	9/30/2013	2,000,000	$1,911,512	$1,790,576	$(120,936)
Australian dollar	Buy	Deutsche Bank AG	9/3/2013	605,000	619,029	542,618	(76,411)
Australian dollar	Buy	Goldman Sachs	10/25/2013	7,850,000	7,159,577	7,016,571	(143,006)
Australian dollar	Buy	J.P.Morgan	8/19/2013	860,000	882,126	772,114	(110,012)
Australian dollar	Buy	Morgan Stanley	9/30/2013	1,890,000	1,813,650	1,692,095	(121,555)
Australian dollar	Buy	UBS AG	8/8/2013	1,970,000	2,034,577	1,770,009	(264,568)
British pound	Buy	Goldman Sachs	8/5/2013	760,000	1,189,129	1,156,125	(33,004)
Canadian dollar	Buy	Barclays Bank plc	8/19/2013	1,230,000	1,210,080	1,197,032	(13,048)
Philippine peso	Buy	Barclays Bank plc	9/23/2013	64,000,000	1,490,868	1,477,012	(13,856)
Philippine peso	Buy	J.P.Morgan	8/2/2013	51,400,000	1,224,101	1,183,584	(40,517)
Singapore dollar	Buy	Credit Suisse	9/9/2013	2,405,000	1,950,345	1,892,485	(57,860)
South Korean won	Buy	Deutsche Bank AG	11/18/2013	736,500,000	656,476	653,650	(2,826)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
South Korean won	Buy	Goldman Sachs	8/30/2013	888,000,000	$794,631	$790,856	$(3,775)
South Korean won	Buy	UBS AG	9/16/2013	1,340,000,000	1,200,986	1,192,665	(8,321)
British pound	Sell	Goldman Sachs	8/5/2013	980,000	1,489,326	1,490,793	(1,467)
British pound	Sell	J.P.Morgan	11/4/2013	750,000	1,114,007	1,140,263	(26,256)
British pound	Sell	J.P.Morgan	11/4/2013	650,000	987,004	988,228	(1,224)
euro	Sell	Goldman Sachs	10/18/2013	1,375,000	1,799,930	1,829,729	(29,799)
euro	Sell	UBS AG	10/18/2013	2,060,000	2,688,753	2,741,267	(52,514)
Japanese yen	Sell	Barclays Bank plc	8/15/2013	115,500,000	1,164,339	1,179,734	(15,395)
Japanese yen	Sell	Goldman Sachs	10/3/2013	192,000,000	1,899,839	1,961,607	(61,768)
Japanese yen	Sell	J.P.Morgan	10/3/2013	17,000,000	167,660	173,684	(6,024)
Japanese yen	Sell	J.P.Morgan	10/3/2013	235,000,000	2,344,486	2,400,925	(56,439)
Japanese yen	Sell	J.P.Morgan	11/25/2013	77,000,000	771,131	786,973	(15,842)
Japanese yen	Sell	J.P.Morgan	11/25/2013	105,000,000	1,053,049	1,073,145	(20,096)
Japanese yen	Sell	Morgan Stanley	9/30/2013	17,990,000	176,175	183,796	(7,621)
Mexican peso	Sell	Deutsche Bank AG	10/25/2013	29,700,000	2,197,439	2,307,307	(109,868)
Norwegian krone	Sell	J.P.Morgan	11/4/2013	4,130,000	676,208	698,396	(22,188)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,436,196)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$341,296	$—	$—	$341,296
Repurchase Agreement	—	10,437	—	10,437
Total	$341,296	$10,437	$—	$351,733
Other Financial Instruments
Forward Currency Exchange Contracts
Assets	$—	$1,377	$—	$1,377
Liabilities	—	(1,436)	—	(1,436)
Total	$—	$(59)	$—	$(59)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2013.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2013

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 98.03%

COMMON STOCKS 98.03%

Air Freight & Logistics 0.59%

Echo Global Logistics, Inc.*	38,497	$838

Biotechnology 13.26%

ACADIA Pharmaceuticals, Inc.*	72,556	1,429
Aegerion Pharmaceuticals, Inc.*	19,315	1,769
Array BioPharma, Inc.*	357,438	2,380
Epizyme, Inc.*	27,530	994
Genomic Health, Inc.*	29,996	1,069
Intercept Pharmaceuticals, Inc.*	38,885	1,820
InterMune, Inc.*	15,000	233
Keryx Biopharmaceuticals, Inc.*	255,244	2,323
Merrimack Pharmaceuticals, Inc.*	102,357	489
Neurocrine Biosciences, Inc.*	48,589	680
Onconova Therapeutics, Inc.*	55,800	1,216
Raptor Pharmaceutical Corp.*	197,486	1,969
Sarepta Therapeutics, Inc.*	23,941	886
TESARO, Inc.*	22,800	778
Verastem, Inc.*	61,709	943
Total		18,978

Building Products 0.45%

Trex Co., Inc.*	13,536	641

Capital Markets 1.86%

HFF, Inc. Class A	57,791	1,214
Silvercrest Asset Management Group, Inc. Class A*	106,400	1,447
Total		2,661

Chemicals 1.79%

Flotek Industries, Inc.*	131,085	2,567

Commercial Banks 1.80%

Pinnacle Financial Partners, Inc.*	41,403	1,179
Western Alliance Bancorp*	79,174	1,404
Total		2,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2013

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.48%

Performant Financial Corp.*	64,800	$685

Communications Equipment 1.02%

Infinera Corp.*	130,258	1,421
Oplink Communications, Inc.*	2,100	42
Total		1,463

Construction & Engineering 1.39%

Orion Marine Group, Inc.*	157,784	1,983

Diversified Consumer Services 1.57%

LifeLock, Inc.*	197,102	2,241

Electrical Equipment 3.42%

Capstone Turbine Corp.*	1,478,164	2,173
Power Solutions International, Inc.*	62,227	2,726
Total		4,899

Electronic Equipment, Instruments & Components 1.57%

FARO Technologies, Inc.*	18,696	687
InvenSense, Inc.*	87,947	1,555
Total		2,242

Energy Equipment & Services 1.50%

RigNet, Inc.*	78,557	2,145

Food & Staples Retailing 1.43%

Natural Grocers by Vitamin Cottage, Inc.*	56,968	2,042

Food Products 1.08%

Annie’s, Inc.*	37,518	1,550

Health Care Equipment & Supplies 3.65%

DexCom, Inc.*	46,168	1,006
Endologix, Inc.*	79,742	1,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2013

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

Insulet Corp.*	32,025	$1,021
Novadaq Technologies, Inc. (Canada)*(a)	52,091	714
Spectranetics Corp. (The)*	68,209	1,229
Total		5,216

Health Care Providers & Services 4.76%

BioScrip, Inc.*	73,947	1,202
ExamWorks Group, Inc.*	86,846	2,108
Healthways, Inc.*	124,068	2,129
IPC The Hospitalist Co., Inc.*	27,224	1,371
Total		6,810

Health Care Technology 1.57%

HealthStream, Inc.*	71,192	2,242

Hotels, Restaurants & Leisure 6.26%

Chuy’s Holdings, Inc.*	39,929	1,409
Del Frisco’s Restaurant Group, Inc.*	67,825	1,427
Krispy Kreme Doughnuts, Inc.*	63,484	1,335
Multimedia Games Holding Co., Inc.*	77,954	2,728
Noodles & Co.*	6,600	286
Sonic Corp.*	115,110	1,769
Total		8,954

Household Durables 1.06%

iRobot Corp.*	43,383	1,517

Information Technology Services 2.47%

EPAM Systems, Inc.*	47,542	1,376
Luxoft Holding, Inc.*	98,016	2,154
Total		3,530

Insurance 0.92%

Hilltop Holdings, Inc.*	77,126	1,313

Internet & Catalog Retail 1.58%

Overstock.com, Inc.*	66,619	2,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2013

Investments	Shares	Fair Value (000)
Internet Software & Services 12.05%

Bazaarvoice, Inc.*	112,221	$1,176
comScore, Inc.*	23,100	669
Demandware, Inc.*	24,659	1,095
Envestnet, Inc.*	53,780	1,339
IntraLinks Holdings, Inc.*	72,026	684
Marin Software, Inc.*	62,664	724
Marketo, Inc.*	54,142	1,702
SciQuest, Inc.*	28,846	711
Shutterstock, Inc.*	13,528	719
Stamps.com, Inc.*	36,892	1,471
Trulia, Inc.*	49,650	1,850
Web.com Group, Inc.*	40,221	1,045
Xoom Corp.*	123,440	4,050
Total		17,235

Leisure Equipment & Products 1.43%

Arctic Cat, Inc.	37,234	2,049

Life Sciences Tools & Services 0.96%

Fluidigm Corp.*	77,530	1,377

Machinery 1.21%

Proto Labs, Inc.*	10,882	736
RBC Bearings, Inc.*	18,241	1,001
Total		1,737

Media 1.94%

Entravision Communications Corp. Class A	190,189	1,082
Nexstar Broadcasting Group, Inc. Class A	46,860	1,689
Total		2,771

Oil, Gas & Consumable Fuels 4.93%

Ardmore Shipping Corp. (Ireland)*(a)	126,000	1,764
GasLog Ltd. (Monaco)(a)	204,262	2,839
Renewable Energy Group, Inc.*	157,274	2,450
Total		7,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2013

Investments	Shares	Fair Value (000)
Pharmaceuticals 3.09%

AcelRx Pharmaceuticals, Inc.*	117,137	$1,365
Cadence Pharmaceuticals, Inc.*	224,085	1,674
Santarus, Inc.*	56,842	1,382
Total		4,421

Professional Services 1.09%

WageWorks, Inc.*	46,346	1,565

Semiconductors & Semiconductor Equipment 2.95%

MagnaChip Semiconductor Corp. (South Korea)*(a)	88,181	1,813
MaxLinear, Inc. Class A*	8,100	56
SunEdison, Inc.*	120,172	1,211
SunPower Corp.*	41,362	1,144
Total		4,224

Software 9.82%

Gigamon, Inc.*	49,098	1,756
Imperva, Inc.*	37,974	1,922
Infoblox, Inc.*	35,553	1,163
Jive Software, Inc.*	61,377	824
Proofpoint, Inc.*	107,154	2,883
PROS Holdings, Inc.*	51,706	1,697
Rally Software Development Corp.*	80,608	2,272
Silver Spring Networks, Inc.*	56,349	1,528
Total		14,045

Specialty Retail 1.09%

Asbury Automotive Group, Inc.*	15,994	781
Lithia Motors, Inc. Class A	11,873	775
Total		1,556

Trading Companies & Distributors 1.99%

Fly Leasing Ltd. ADR	102,080	1,474
H&E Equipment Services, Inc.	59,981	1,370
Total		2,844

Total Common Stocks (cost $104,708,263)		140,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2013

Investments	Shares	Fair Value (000)
WARRANT 0.00%

Oil, Gas & Consumable Fuels

Magnum Hunter Resources Corp.*(b) (cost $0)	13,683	$—	(c)

Total Long-Term Investments (cost $104,708,263)		140,243

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.96%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $1,410,000 of U.S. Treasury Note at 0.25% due 7/31/2015; value: $1,408,238; proceeds: $1,376,243 (cost $1,376,243)	$1,376	1,376

Total Investments in Securities 98.99% (cost $106,084,506)		141,619

Cash and Other Assets in Excess of Liabilities 1.01%		1,446

Net Assets 100.00%		$143,065

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $10.50 and expiration date of 10/14/2013.
(c)	Valued at zero as of July 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$140,243	$—	$—	$140,243
Repurchase Agreement	—	1,376	—	1,376
Total	$140,243	$1,376	$—	$141,619

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2013.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.93%

Aerospace & Defense 1.04%

Erickson Air-Crane, Inc.*	46,000	$858
LMI Aerospace, Inc.*	38,200	706
Total		1,564

Auto Components 5.39%

Dorman Products, Inc.	34,500	1,624
Drew Industries, Inc.	43,910	1,793
Gentherm, Inc.*	129,000	2,632
Tower International, Inc.*	91,500	2,041
Total		8,090

Capital Markets 2.54%

Silvercrest Asset Management Group, Inc. Class A*	169,732	2,308
Westwood Holdings Group, Inc.	30,300	1,507
Total		3,815

Chemicals 2.40%

Balchem Corp.	8,546	425
Chase Corp.	14,500	403
KMG Chemicals, Inc.	58,948	1,331
Quaker Chemical Corp.	22,000	1,451
Total		3,610

Commercial Banks 20.50%

Bank of Marin Bancorp	44,600	1,880
BNC Bancorp	88,000	1,168
Bryn Mawr Bank Corp.	69,782	1,951
CoBiz Financial, Inc.	300,000	3,012
First Financial Holdings, Inc.	45,760	2,537
Lakeland Financial Corp.	78,100	2,464
MidSouth Bancorp, Inc.	94,046	1,533
Northrim BanCorp, Inc.	49,000	1,250
Park Sterling Corp.*	271,000	1,816
Renasant Corp.	91,100	2,496
Sandy Spring Bancorp, Inc.	90,600	2,214
Southern National Bancorp of Virginia, Inc.	126,400	1,252
Sterling Bancorp	145,000	1,965
Tristate Capital Holdings, Inc.*	118,545	1,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2013

Investments	Shares	Fair Value (000)
Commercial Banks (continued)

Union First Market Bankshares Corp.	34,800	$769
Washington Banking Co.	86,452	1,258
Wilshire Bancorp, Inc.	187,900	1,652
Total		30,803

Commercial Services & Supplies 7.37%

McGrath RentCorp	53,100	1,818
Mobile Mini, Inc.*	51,700	1,784
Multi-Color Corp.	78,000	2,699
Performant Financial Corp.*	185,800	1,964
Team, Inc.*	23,800	933
TMS International Corp. Class A	114,600	1,876
Total		11,074

Computers & Peripherals 1.41%

Electronics for Imaging, Inc.*	70,700	2,123

Construction & Engineering 1.65%

Great Lakes Dredge & Dock Corp.	322,400	2,479

Diversified Financial Services 1.25%

Marlin Business Services Corp.	81,876	1,873

Electrical Equipment 2.29%

AZZ, Inc.	28,000	1,059
Powell Industries, Inc.*	48,495	2,386
Total		3,445

Electronic Equipment, Instruments & Components 2.27%

CTS Corp.	151,025	2,122
Measurement Specialties, Inc.*	25,800	1,284
Total		3,406

Energy Equipment & Services 0.55%

SAExploration Holdings, Inc. (Canada)*(a)	85,000	830

Food Products 1.57%

Overhill Farms, Inc.*	472,257	2,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2013

Investments	Shares	Fair Value (000)
Gas Utilities 1.76%

Chesapeake Utilities Corp.	44,600	$2,643

Health Care Equipment & Supplies 1.52%

Given Imaging Ltd. (Israel)*(a)	100,000	1,552
SurModics, Inc.*	35,901	727
Total		2,279

Health Care Providers & Services 3.93%

BioScrip, Inc.*	128,400	2,087
CorVel Corp.*	77,040	2,611
U.S. Physical Therapy, Inc.	42,295	1,210
Total		5,908

Hotels, Restaurants & Leisure 0.34%

Marcus Corp. (The)	39,532	512

Information Technology Services 3.00%

Computer Task Group, Inc.	95,735	1,781
Virtusa Corp.*	105,881	2,729
Total		4,510

Insurance 3.19%

AMERISAFE, Inc.	80,000	2,858
HCI Group, Inc.	53,000	1,935
Total		4,793

Machinery 1.07%

FreightCar America, Inc.	13,552	247
Twin Disc, Inc.	54,400	1,359
Total		1,606

Media 1.55%

Carmike Cinemas, Inc.*	127,000	2,327

Metals & Mining 0.70%
A. M. Castle & Co.*	38,500	655
Universal Stainless & Alloy Products, Inc.*	15,368	397
Total		1,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2013

Investments	Shares	Fair Value (000)
Multi-Line Retail 0.78%

Gordmans Stores, Inc.*	83,600	$1,170

Paper & Forest Products 0.99%

Neenah Paper, Inc.	37,675	1,491

Real Estate Investment Trusts 4.20%

Agree Realty Corp.	38,100	1,149
AmREIT, Inc.	64,200	1,174
Campus Crest Communities, Inc.	67,400	765
Parkway Properties, Inc.	53,300	933
Terreno Realty Corp.	124,400	2,282
Total		6,303

Road & Rail 2.03%

Marten Transport Ltd.	80,978	1,389
Roadrunner Transportation Systems, Inc.*	54,900	1,660
Total		3,049

Semiconductors & Semiconductor Equipment 1.62%

FormFactor, Inc.*	335,000	2,435

Software 1.86%

Tangoe, Inc.*	154,500	2,790

Specialty Retail 6.21%

Asbury Automotive Group, Inc.*	37,154	1,815
Big 5 Sporting Goods Corp.	58,200	1,180
Lithia Motors, Inc. Class A	21,400	1,396
Shoe Carnival, Inc.	83,900	2,241
Stein Mart, Inc.	100,000	1,397
Tilly’s, Inc. Class A*	88,700	1,302
Total		9,331

Textiles, Apparel & Luxury Goods 0.48%

Culp, Inc.	37,300	718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2013

Investments	Shares	Fair Value (000)
Thrifts & Mortgage Finance 3.66%

Federal Agricultural Mortgage Corp. Class C	76,800	$2,388
HomeStreet, Inc.	76,700	1,664
Territorial Bancorp, Inc.	63,800	1,451
Total		5,503

Trading Companies & Distributors 6.52%

Aceto Corp.	112,400	1,744
Essex Rental Corp.*	366,584	1,595
H&E Equipment Services, Inc.	115,500	2,638
Houston Wire & Cable Co.	143,000	2,121
Rush Enterprises, Inc. Class A*	68,200	1,699
Total		9,797

Water Utilities 1.29%

Connecticut Water Service, Inc.	64,700	1,935

Total Common Stocks (cost $109,633,559)		145,616

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.98%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $3,090,000 of U.S. Treasury Note at 0.875% due 1/31/2018; value: $3,039,788; proceeds: $2,979,131 (cost $2,979,130)	$2,979	2,979

Total Investments in Securities 98.91% (cost $112,612,689)		148,595

Cash and Other Assets in Excess of Liabilities 1.09%		1,634

Net Assets 100.00%		$150,229

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Common Stocks	$145,616	$—	$—		$145,616
Warrant	—	—	—	(4)	2,979
Repurchase Agreement	—	2,979	—		2,979
Total	$145,616	$2,979	$—		$148,595

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2013.
(4)	Fair value of Magnum Hunter Resources Corp. was zero at the beginning and end of the period.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.79%

Aerospace & Defense 0.64%

Hexcel Corp.*	546,936	$19,258

Airlines 0.48%

Spirit Airlines, Inc.*	436,229	14,417

Auto Components 0.70%

Tenneco, Inc.*	431,700	20,864

Beverages 0.85%

Beam, Inc.	393,183	25,553

Biotechnology 0.54%

Quintiles Transnational Holdings, Inc.*	362,649	16,265

Building Products 0.69%

Fortune Brands Home & Security, Inc.	501,528	20,718

Capital Markets 3.54%

Ares Capital Corp.	1,774,437	31,567
Raymond James Financial, Inc.	930,683	41,015
Waddell & Reed Financial, Inc. Class A	653,300	33,358
Total		105,940

Chemicals 1.74%

Axiall Corp.	483,000	21,291
Chemtura Corp.*	1,374,201	30,727
Total		52,018

Commercial Banks 10.99%

BOK Financial Corp.	281,421	18,768
CapitalSource, Inc.	4,849,965	58,685
CIT Group, Inc.*	290,900	14,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2013

Investments	Shares	Fair Value (000)
Commercial Banks (continued)

City National Corp.	372,515	$25,901
Comerica, Inc.	979,657	41,675
East West Bancorp, Inc.	1,296,156	39,960
FirstMerit Corp.	1,933,500	43,349
Signature Bank*	442,911	40,548
Western Alliance Bancorp*	1,497,894	26,558
Zions Bancorporation	645,300	19,127
Total		329,148

Commercial Services & Supplies 0.45%

Waste Connections, Inc.	310,920	13,450

Computers & Peripherals 2.32%

NCR Corp.*	1,343,915	48,381
Synaptics, Inc.*	524,578	20,983
Total		69,364

Construction & Engineering 1.24%

Jacobs Engineering Group, Inc.*	628,162	37,187

Containers & Packaging 3.01%

Berry Plastics Group, Inc.*	1,197,232	27,608
Rock-Tenn Co. Class A	411,000	46,998
Sealed Air Corp.	570,300	15,535
Total		90,141

Electric: Utilities 2.67%

Cleco Corp.	484,400	23,498
ITC Holdings Corp.	312,300	28,660
NV Energy, Inc.	1,174,200	27,746
Total		79,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2013

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 2.67%

Amphenol Corp. Class A	269,100	$21,140
FLIR Systems, Inc.	457,700	14,862
Jabil Circuit, Inc.	1,247,645	28,683
Trimble Navigation Ltd.*	533,900	15,238
Total		79,923

Energy Equipment & Services 4.68%

GulfMark Offshore, Inc. Class A	657,196	32,367
Helix Energy Solutions Group, Inc.*	1,636,500	41,518
Helmerich & Payne, Inc.	585,100	36,978
Superior Energy Services, Inc.*	1,144,100	29,312
Total		140,175

Food Products 2.55%

Bunge Ltd.	438,100	33,300
Ingredion, Inc.	325,600	21,880
Pinnacle Foods, Inc.	839,055	21,371
Total		76,551

Health Care Providers & Services 4.81%

Community Health Systems, Inc.	552,207	25,435
ExamWorks Group, Inc.*	680,000	16,510
Hanger, Inc.*	409,400	15,115
Laboratory Corp. of America Holdings*	212,000	20,509
MEDNAX, Inc.*	414,700	40,400
Team Health Holdings, Inc.*	650,300	26,155
Total		144,124

Hotels, Restaurants & Leisure 1.85%

Life Time Fitness, Inc.*	276,100	14,713
Red Robin Gourmet Burgers, Inc.*	451,333	25,672
Royal Caribbean Cruises Ltd.	397,500	15,141
Total		55,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2013

Investments	Shares	Fair Value (000)
Household Durables 2.44%

Jarden Corp.*	758,200	$34,475
Mohawk Industries, Inc.*	324,498	38,612
Total		73,087

Household Products 0.31%

Spectrum Brands Holdings, Inc.	164,933	9,306

Information Technology Services 4.74%

Acxiom Corp.*	786,696	20,273
Alliance Data Systems Corp.*	125,000	24,722
Amdocs Ltd.	834,498	32,103
Fidelity National Information Services, Inc.	806,136	34,793
Sapient Corp.*	2,194,727	30,090
Total		141,981

Insurance 6.46%

Arch Capital Group Ltd.*	768,906	41,636
Brown & Brown, Inc.	764,300	25,214
Hartford Financial Services Group, Inc.	1,614,135	49,812
HCC Insurance Holdings, Inc.	863,025	38,431
Markel Corp.*	72,613	38,485
Total		193,578

Internet Software & Services 1.25%

Akamai Technologies, Inc.*	795,400	37,543

Leisure Equipment & Products 1.09%

Brunswick Corp.	867,900	32,763

Life Sciences Tools & Services 1.40%

PerkinElmer, Inc.	1,226,200	41,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2013

Investments	Shares	Fair Value (000)
Media 1.50%

Interpublic Group of Cos., Inc. (The)	1,962,639	$32,286
New York Times Co. (The) Class A*	1,047,391	12,757
Total		45,043

Metals & Mining 2.81%

Allegheny Technologies, Inc.	949,200	26,170
Carpenter Technology Corp.	267,276	13,973
Reliance Steel & Aluminum Co.	629,200	44,170
Total		84,313

Multi-Utilities 1.95%

CMS Energy Corp.	967,900	27,091
Wisconsin Energy Corp.	721,199	31,358
Total		58,449

Oil, Gas & Consumable Fuels 2.03%

Cimarex Energy Co.	308,500	23,579
EQT Corp.	249,700	21,599
Range Resources Corp.	197,200	15,598
Total		60,776

Pharmaceuticals 1.61%

Actavis, Inc.*	359,520	48,273

Professional Services 0.85%

Robert Half International, Inc.	680,560	25,344

Real Estate Investment Trusts 6.01%

BioMed Realty Trust, Inc.	1,598,475	33,024
Brandywine Realty Trust	2,215,150	30,879
Camden Property Trust	319,600	22,545
DDR Corp.	1,904,618	32,531
Equity Lifestyle Properties, Inc.	832,700	32,051
Liberty Property Trust	759,500	29,020
Total		180,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2013

Investments	Shares	Fair Value (000)
Real Estate Management & Development 0.55%

Realogy Holdings Corp.*	364,226	$16,376

Road & Rail 2.30%

Genesee & Wyoming, Inc. Class A*	224,800	20,155
Hertz Global Holdings, Inc.*	1,378,200	35,296
Kansas City Southern	27,500	2,963
Swift Transportation Co.*	592,600	10,572
Total		68,986

Semiconductors & Semiconductor Equipment 0.83%

Lam Research Corp.*	502,500	24,733

Software 1.61%

Informatica Corp.*	100,000	3,817
Rovi Corp.*	1,971,800	44,425
Total		48,242

Specialty Retail 5.46%

Abercrombie & Fitch Co. Class A	663,900	33,108
Chico’s FAS, Inc.	1,486,800	25,469
Dick’s Sporting Goods, Inc.	529,900	27,242
GameStop Corp. Class A	638,321	31,316
Penske Automotive Group, Inc.	797,200	29,640
Tiffany & Co.	213,165	16,949
Total		163,724

Textiles, Apparel & Luxury Goods 0.53%

PVH Corp.	120,099	15,828

Trading Companies & Distributors 3.56%

HD Supply Holdings, Inc.*	1,225,629	26,204
TAL International Group, Inc.*	870,154	35,024
United Rentals, Inc.*	792,200	45,409
Total		106,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2013

Investments	Shares	Fair Value (000)
Water Utilities 1.08%

American Water Works Co., Inc.	760,118	$32,442

Total Common Stocks (cost $2,294,765,574)		2,899,801

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.60%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $79,655,000 of U.S. Treasury Note at 0.25% due 7/31/2015; value: $79,555,431; proceeds: $77,994,798 (cost $77,994,776)	$77,995	77,995

Total Investments in Securities 99.39% (cost $2,372,760,350)		2,977,796

Cash and Other Assets in Excess of Liabilities 0.61%		18,128

Net Assets 100.00%		$2,995,924

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,899,801	$—	$—	$2,899,801
Repurchase Agreement	—	77,995	—	77,995
Total	$2,899,801	$77,995	$—	$2,977,796

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2013.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts–Growth Leaders Fund entered into index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of July 31, 2013, and if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(i)	Disclosures about Derivative Instruments and Hedging Activities-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts for the period ended July 31, 2013 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	$1,558,266	$6,993,651
International Dividend Income Fund	7,937,124	43,926,392
International Opportunities Fund	1,377,696	1,436,196

Growth Leaders Fund entered into E-Mini S&P 500 Index futures contracts for the period ended July 31, 2013 (as described in note 2(e)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of July 31, 2013, the Fund had an index futures contract with a cumulated unrealized appreciation of $2,860, which is included on the Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of July 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$767,888,190	$4,394,258,297	$213,665,891
Gross unrealized gain	286,035,931	1,199,735,149	21,307,592
Gross unrealized loss	—	(27,499,096)	(794,449)
Net unrealized security gain	$286,035,931	$1,172,236,053	$20,513,143

	International Core Equity Fund	International Dividend Fund	International Opportunities Fund
Tax cost	$678,227,978	$2,016,684,851	$310,054,225
Gross unrealized gain	102,876,146	197,497,332	51,320,945
Gross unrealized loss	(11,727,100)	(60,753,150)	(9,642,021)
Net unrealized security gain	$91,149,046	$136,744,182	$41,678,924

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$107,172,612	$112,965,371	$2,375,174,291
Gross unrealized gain	34,966,484	36,609,564	628,124,350
Gross unrealized loss	(519,668)	(979,582)	(25,503,035)
Net unrealized security gain	$34,446,816	$35,629,982	$602,621,315

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended July 31, 2013:

Affiliated Issuer	Balance of Shares Held at 10/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2013	Value at 7/31/2013	Net Realized Gain (loss) 11/1/2012 to 7/31/2013		Dividend Income 11/1/2012 to 7/31/2013
Lord Abbett Developing Growth Fund, Inc. - Class I	7,304,502	702,379	(438,230)	7,568,651	$219,036,750	$15,006,440	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,041,845	1,358,708	(1,416,392)	12,984,161	204,111,019	(1,555,426)		3,777,007
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,771,909	167,598	(634,648)	5,304,859	116,282,509	1,465,398	(b)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,236,470	15,731	(234,712)	3,017,489	103,469,702	(93,656)		58,968
Lord Abbett Equity Trust - Small-Cap Blend Fund - Class I	5,134,095	1,235,138	(6,369,233)	—	—	(427,812)		18,582,101
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	5,070,161	253,823	(326,746)	4,997,238	204,636,883	5,186,780	(c)	1,696,899
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	5,316,888	4,998,389	(431,449)	9,883,828	205,682,467	1,633,102		—
					$1,053,219,330	$21,214,826		$24,114,975

(a)	Includes $12,484,856 of distributed capital gains.
(b)	Includes $610,091 of distributed capital gains.
(c)	Includes $3,633,813 of distributed capital gains.

 5. RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 and ASU 2013-01 will have on the Funds’ financial statement disclosures.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2013, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	20.80%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.38%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	11.04%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	9.82%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	19.43%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	19.53%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
CoStar Group, Inc.	1.77%
SunPower Corp.	1.75%
Align Technology, Inc.	1.61%
E*TRADE Financial Corp.	1.61%
Medidata Solutions, Inc.	1.60%
Chart Industries, Inc.	1.59%
Aegerion Pharmaceuticals, Inc.	1.54%
SunEdison, Inc.	1.53%
SVB Financial Group	1.45%
Pharmacyclics, Inc.	1.40%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.03%
Consumer Staples	3.00%
Energy	3.21%
Financials	10.34%
Health Care	23.93%
Industrials	14.69%
Information Technology	28.90%
Materials	0.07%
Repurchase Agreement	1.83%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Plastic Omnium SA	2.07%
Ashtead Group plc	2.01%
Berkeley Group Holdings plc	1.59%
Intrum Justitia AB	1.58%
Loomis AB	1.56%
VTech Holdings Ltd.	1.51%
Yoox SpA	1.49%
Ingenico	1.41%
West Fraser Timber Co., Ltd.	1.39%
Jupiter Fund Management plc	1.35%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.92%
Consumer Staples	8.78%
Energy	6.66%
Financials	15.99%
Health Care	6.27%
Industrials	19.64%
Information Technology	9.69%
Materials	5.53%
Telecommunication Services	0.83%
Utilities	1.72%
Repurchase Agreement	2.97%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
Xoom Corp.	2.86%
Proofpoint, Inc.	2.04%
GasLog Ltd. (Monaco)	2.00%
Multimedia Games Holding Co., Inc.	1.93%
Power Solutions International, Inc.	1.92%
Flotek Industries, Inc.	1.81%
Renewable Energy Group, Inc.	1.73%
Array BioPharma, Inc.	1.68%
Keryx Biopharmaceuticals, Inc.	1.64%
Rally Software Development Corp.	1.60%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.08%
Consumer Staples	2.54%
Energy	6.49%
Financials	4.63%
Health Care	27.57%
Industrials	10.73%
Information Technology	30.18%
Materials	1.81%
Repurchase Agreement	0.97%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Value Fund

Ten Largest Holdings	% of Investments
CoBiz Financial, Inc.	2.03%
AMERISAFE, Inc.	1.92%
Tangoe, Inc.	1.88%
Virtusa Corp.	1.84%
Multi-Color Corp.	1.82%
Chesapeake Utilities Corp.	1.78%
H&E Equipment Services, Inc.	1.78%
Gentherm, Inc.	1.77%
CorVel Corp.	1.76%
First Financial Holdings, Inc.	1.71%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.91%
Consumer Staples	1.58%
Energy	0.56%
Financials	35.73%
Health Care	5.51%
Industrials	22.22%
Information Technology	10.27%
Materials	4.14%
Utilities	3.08%
Repurchase Agreement	2.00%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Oshkosh Corp.	2.23%
PacWest Bancorp	1.61%
Mentor Graphics Corp.	1.46%
Columbia Banking System, Inc.	1.46%
New Jersey Resources Corp.	1.35%
BBCN Bancorp, Inc.	1.34%
Genesco, Inc.	1.26%
City National Corp.	1.26%
Chemed Corp.	1.22%
Team Health Holdings, Inc.	1.21%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.91%
Consumer Staples	1.89%
Energy	4.95%
Financials	27.08%
Health Care	11.82%
Industrials	17.16%
Information Technology	10.46%
Materials	6.76%
Utilities	4.90%
Repurchase Agreement	4.07%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
CapitalSource, Inc.	1.97%
Hartford Financial Services Group, Inc.	1.67%
NCR Corp.	1.62%
Actavis, Inc.	1.62%
Rock-Tenn Co. Class A	1.58%
United Rentals, Inc.	1.52%
Rovi Corp.	1.49%
Reliance Steel & Aluminum Co.	1.48%
FirstMerit Corp.	1.46%
PerkinElmer, Inc.	1.40%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.66%
Consumer Staples	3.74%
Energy	6.75%
Financials	27.71%
Health Care	8.41%
Industrials	10.28%
Information Technology	13.49%
Materials	7.60%
Utilities	5.74%
Repurchase Agreement	2.62%
Total	100.00%

*         A sector may comprise several industries

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 30, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 30, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 30, 2013